Government Grants (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Details of government grants
Details of Government grants as of June 30, 2023 and December 31, 2022 are as follows:

		June 30, 2023		December 31, 2022
Grants	Goverment Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	819	29	591	287
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	82	101	228	57
Magnetor	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	27	—	—	28
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	469	20	404	102
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	389	49	392	98
Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	12	—	—	12
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	79	—	63	16
Electrolinera	Instituto para Diversificación y Ahorro de la Energía (IDEA)	421	—	337	83
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	146	18	183	—
Hermes - Estudios	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	842	134	—	—
Hermes - Desarrollo	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	1,446	119	—	—
Hermes - Formación	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	222	91	—	—
V2BUILD	Innovate UK - UKRI	—	—	—	25

Total		4,954	561	2,198	708